Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000249814 [Member] | Verizon Master Trust Series 2024 2 Class A 4 830 12 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249814 [Member] | Federal Home Loan Mortgage Corp Series K096 Class A2 2 519 7 25 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249814 [Member] | Fortress Credit Opportunities Ltd Series 2017 9A Class A1TR 5 484 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249814 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249814 [Member] | PHI Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249814 [Member] | U S Treasury Note 3 625 12 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249814 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249814 [Member] | U S Treasury Note 3 750 1 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000249814 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249814 [Member] | U S Treasury Note 3 500 2 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249814 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249814 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000249814 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000249814 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000249814 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000249814 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000249814 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000249814 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000249814 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243216 [Member] | Verizon Master Trust Series 2024 2 Class A 4 830 12 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243216 [Member] | Federal Home Loan Mortgage Corp Series K096 Class A2 2 519 7 25 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243216 [Member] | Fortress Credit Opportunities Ltd Series 2017 9A Class A1TR 5 484 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243216 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243216 [Member] | PHI Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243216 [Member] | U S Treasury Note 3 625 12 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243216 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243216 [Member] | U S Treasury Note 3 750 1 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243216 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243216 [Member] | U S Treasury Note 3 500 2 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000243216 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243216 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000243216 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000243216 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000243216 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000243216 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000243216 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000243216 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243216 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000243216 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%